Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies

a)	Basis of Presentation and Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding annual financial reporting. All intercompany transactions and balances have been eliminated in consolidation.
As a result of the Merger completed on June 18, 2021, prior period share and per share amounts presented in the accompanying consolidated financial statements and these related notes have been retroactively converted as shares reflecting the exchange ratio established in the Merger Agreement.

b)	Emerging Growth Company
Section 102(b)(1) of the Jumpstart Our Business Startups Act (“JOBS Act”) exempts emerging growth company (“EGC”) from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act of 1933, as amended (“Securities Act”) registration statement declared effective or do not have a class of securities registered under the Exchange Act of 1934, as amended (the “Exchange Act”) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-EGCs
but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an EGC, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s consolidated financial statement with another public company which is neither an EGC nor an EGC which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.
The Company will remain an EGC until the earlier of (1) the last day of the fiscal year (a) following the fifth anniversary of the Initial Public Offering Closing Date, (b) in which the Company has total annual gross revenue of at least $1,070,000,000, or (c) in which the Company is deemed to be a large accelerated filer, which means the market value of the Company’s Class A common stock that is held by non-affiliates
exceeds $700,000,000 as of the prior fiscal year’s second fiscal quarter, and (2) the date on which the Company has issued more than $1,000,000,000 in non-convertible
debt during the prior three-year period.

c)	Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates, and such differences could be material to the Company’s consolidated financial position and results of operations, requiring adjustment to these balances in future periods. Significant items subject to such estimates and assumptions include, but are not limited to, the determination of the useful lives of long-lived assets, allowances for doubtful accounts, fair value of goodwill and long-lived assets, fair value of incentive awards, fair value of Warrants, establishing standalone selling price, valuation of deferred tax assets, income tax uncertainties and other contingencies, including the Company’s ability to exercise its right to repurchase incentive options from terminated employees.

d)	Segment Information
The Company has determined that its Chief Executive Officer is its chief operating decision maker. The Company’s Chief Executive Officer reviews financial information presented on a consolidated basis for purposes of assessing performance and making decisions on how to allocate resources. Accordingly, the Company has determined that it operates in a single reportable segment.

e)	Foreign Currency Translation
The financial position and results of the Company’s international subsidiaries are measured using the local currency as the functional currency. Revenue and expenses have been translated into U.S. dollars at average exchange rates prevailing during the periods. Assets and liabilities have been translated at the rates of exchange on the balance sheet date. The resulting translation gain and loss adjustments are recorded directly as a separate component of stockholders’ equity (accumulated other comprehensive loss), unless there is a sale or complete liquidation of the underlying foreign investments, or the adjustment is inconsequential.

f)	Fair Value of Financial Instruments
Fair value is defined as the price that would be received from the sale of an asset or the transfer of a liability in an orderly transaction between market participants at the measurement date. The Company utilizes a fair value hierarchy to classify fair value amounts of the Company’s assets and liabilities recognized or disclosed in the Company’s consolidated financial statements based on the lowest level of input that is significant to the fair value measurement. The levels of the hierarchy are described below:

•	Level 1—Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2—Includes other inputs that are directly or indirectly observable in the marketplace.

•	Level 3—Unobservable inputs that are supported by little or no market activity.
In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. Observable or market inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s assumptions based on the best information available. The Company recognizes transfers into and out of the levels as of the end of each reporting period. Refer to Note 21 for additional information regarding the fair value measurements.

g)	Liquidity and Capital Resources
LiveVox’s consolidated financial statements have been prepared assuming the Company will continue as a going concern for the
12-month
period from the date of issuance of the consolidated financial statements, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. Historically, the Company’s main sources of liquidity were cash generated by operating cash flows and debt. For the years ended December 31, 2021, 2020 and 2019, the Company’s cash flow from operations was $(69.1) million, $1.1 million and

$1.6 million, respectively. During the year ended December 31, 2021, the Company’s cash flows also include net cash proceeds of $157.6 million from the Merger and the related PIPE, net of transaction costs, which are available for general corporate purposes. The Company had restricted cash of $0.1 million as of December 31, 2021 related to the holdback amount for one acquisition the Company made in 2019, and $1.5 million in restricted cash as of December 31, 2020 related to the holdback amount for two acquisitions the Company made in 2019, included in the change in cash. The Company’s primary use of cash is for operating and administrative activities including employee-related expenses, and general, operating and overhead expenses. Future capital requirements will depend on many factors, including the Company’s customer growth rate, customer retention, timing and extent of development efforts, the expansion of sales and marketing activities, the introduction of new and enhanced services offerings, the continuing market acceptance of the Company’s services, effective integration of acquisition activities, and maintaining the Company’s bank credit facility. On March 17, 2020, as a precautionary measure to ensure financial flexibility and maintain liquidity in response to the
COVID-19
pandemic, LiveVox drew down approximately $4.7 million under the revolving portion of the Credit Facility (as defined below), which was repaid in full by the Company in connection with the Merger. Additionally, the duration and extent of the impact from the
COVID-19
pandemic continues to depend on future developments that cannot be accurately predicted at this time, such as the ongoing severity and transmission rate of the virus, the extent and effectiveness of vaccine programs and other containment actions, the duration of social distancing measures, office closure and other restrictions on businesses and society at large, supply chain constraints, inflationary pressures and the specific impact of these and other factors on LiveVox’s business, employees, customers and partners. While the
COVID-19
pandemic has caused operational difficulties, and may continue to create challenges for the Company’s performance, it has not, thus far, had a substantial net impact on the Company’s liquidity position.
The Company believes it has sufficient financial resources for at least the next 12 months from the date these consolidated financial statements are issued.

h)	Debt Discount and Issuance Costs
The Company’s debt issuance costs and debt discount are recorded as a direct reduction of the carrying amount of the debt liability and are amortized to interest expense over the contractual term of the term loan.
i)	Cash, Cash Equivalents and Restricted Cash
Cash and cash equivalents are stated at fair value. The Company considers all highly liquid investments with an original maturity of 90 days or less to be cash equivalents. The Company limits its credit risk associated with the cash and cash equivalents by placing investments with banks it believes are highly credit worthy. The Company has exposure to credit risk to the extent cash balances exceed amounts covered by Federal deposit insurance. At December 31, 2021 and 2020, the Company had no cash equivalents. Cash consists of bank deposits. Restricted cash consists entirely of amounts held back from stockholders of the Company’s acquired businesses for indemnification of outstanding liabilities. Such amounts are retained temporarily for a period of 10.5 months and then remitted to the applicable stockholders, net of fees paid for indemnification of liabilities. Since restricted cash amounts represent funds held for others, there is also a corresponding liability account. As of December 31, 2021, the Company has identified $0.1 million as restricted cash as management’s intention is to use this cash for the specific purpose of fulfilling the obligations associated with the holdback amount from recent acquisitions. As of December 31, 2020, the Company had $1.5 million in restricted cash.

j)	Marketable Securities
The Company invests in various marketable securities. As of December 31, 2021, the Company designated all of these marketable securities as debt securities and classified them as available-for-sale
(“AFS”). No debt securities were classified as
held-to-maturity
or trading. The Company determines the appropriate classification of marketable securities at the time of purchase and re-evaluates
such designation as of each balance sheet date.
Debt securities classified as AFS are reported at fair value with unrealized gains and losses, net of income taxes, as a separate component of other comprehensive income in the consolidated balance sheets until the securities are sold or there are indicators of impairment. Debt securities are classified as current or non-current,
based on maturities and the Company’s expectations of sales and redemptions in the next 12 months.
The Company monitors the carrying value of debt securities compared to their fair value to determine whether an other-than-temporary impairment has occurred. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been less than the cost basis, credit quality and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value. If a decline in fair value of debt securities is determined to be other-than-temporary, an impairment charge related to that specific investment is recorded in the consolidated statements of operations and comprehensive loss.
Please refer to Note 6 for additional information relating to marketable securities.

k)	Accounts Receivable
Trade accounts receivable are stated net of any write-offs and the allowance for doubtful accounts, at the amount the Company expects to collect. The Company performs ongoing credit evaluations of its customers and generally does not require collateral unless a customer has previously defaulted. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. Management considers the following factors when determining the collectability of specific customer accounts: aging of the account receivable, customer creditworthiness, past transaction history with the customer, current economic and industry trends, and changes in customer payment trends. If the financial condition of the Company’s customers were to deteriorate, adversely affecting their ability to make payments, additional allowances would be required. At December 31, 2021, 2020 and 2019, the allowance for doubtful accounts was $1.3 million, $1.3 million and $1.0 million, respectively. Accounts receivable are charged off against the allowance for doubtful accounts after all means of collection have been exhausted and the potential for recovery is considered remote. Recoveries of accounts receivable previously written off are recorded as income when received. The accounts receivable recoveries during the years ended December 31, 2021, 2020 and 2019 were immaterial. The bad debt expense recorded for the years ended December 31, 2021, 2020 and 2019 was $0.2 million, $0.6 million and $0.3 million, respectively. The accounts written off for the years ended December 31, 2021, 2020 and 2019 was $0.2 million, $0.3 million and $0.3 million, respectively.

l)	Property and Equipment
Property and equipment are stated at cost less accumulated depreciation. Expenditures for major renewals and betterments that extend the useful lives of property and equipment are capitalized. Expenditures for maintenance and repairs, including planned major maintenance activities, are charged to expense as incurred. When assets are retired or disposed, the asset’s original cost and related accumulated depreciation are eliminated from the accounts and any gain or loss is reflected in the consolidated statements of operations and comprehensive loss. Amortization expense on capitalized software is included in depreciation expense. Depreciation of leasehold improvements is recorded over the shorter of the estimated useful life of the leasehold improvement or lease terms that are reasonably assured.
Depreciation of property and equipment is provided using the straight-line method based on the following estimated useful lives:

Years
Computer equipment	3 - 5
Computer software	3
Furniture and fixtures	5 - 10
Leasehold improvements	5
Website development	2

m)	Identified Intangible Assets
On March 21, 2014, LiveVox, Inc. and subsidiaries were acquired by LiveVox Holdings, Inc. On October 16, 2019, the Company acquired the rights to certain assets of Teckst Inc. On December 16, 2019, the Company acquired the rights to Speech IQ, LLC. On February 5, 2021, the Company completed its asset acquisition of BusinessPhone. The acquisitions resulted in identified marketing-based, technology-based, customer-based, trademark-based, and workforce-based intangible assets. The fair value of the identified assets was determined as of the date of the acquisition by management with the assistance of an independent valuation firm. The identified intangible assets are being amortized using the straight-line method based on the following estimated useful lives:

Years
Marketing-based	7
Technology-based	4 - 10
Customer-based	7 - 16
Trademark-based	4
Workforce-based	10

n)	Goodwill
Goodwill represents the excess of the purchase price of acquired business over the fair value of the underlying net tangible and intangible assets. Through the year ended December 31, 2019, the Company performed its annual impairment review of goodwill on December 31, and when a triggering event occurs between annual impairment tests. In anticipation of the reporting requirements in connection with being a public company, the Company changed the date of its annual goodwill impairment test to October 1, effective for the year 2020.
During the years ended December 31, 2021, 2020 and 2019, no triggering events have occurred that would require an impairment review of goodwill outside of the required annual impairment review. Refer to Note 8 for more information.
In testing for goodwill impairment, the Company has the option to first assess qualitative factors to determine if it is more likely than not that the fair value of the Company’s single reporting unit is less than its carrying amount, including goodwill. In the fourth quarter of 2021, the Company elected to bypass the qualitative assessment and proceed directly to the quantitative impairment test in accordance with Accounting Standards Codification (“ASC”)
350-20-35,
as amended by Accounting Standards Update (“ASU”)
2017-04,
to determine if the fair value of the reporting unit exceeds its carrying amount. If the fair value is determined to be less than the carrying value, an impairment charge is recorded for the amount by which the reporting unit’s carrying amount exceeds its fair value, limited to the total amount of goodwill allocated to that reporting unit. No impairment charges were recorded during the years ended December 31, 2021, 2020 and 2019.

o)	Impairment of Long-Lived Assets
Long-lived assets to be held and used are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amount may not be recoverable. When required, impairment losses on assets to be held and used are recognized based on the fair value of the asset and long-lived assets to be disposed of are reported at the lower of the carrying amount or fair value. No impairment loss was recognized during the years ended December 31, 2021, 2020 and 2019.

p)	Amounts Due to Related Parties
In the ordinary course of business, the Company has and expects to continue to have transactions with its stockholders and affiliates. Refer to Note 13 for more information.

q)	Concentration of Risk
Concentration of Customer and Credit Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, marketable securities and accounts receivable. Risks associated with cash and cash equivalents and marketable securities are mitigated using what the Company considers creditworthy institutions. The Company performs ongoing credit evaluations of its customers’ financial condition. Substantially all of the Company’s assets are in the United States.
As of December 31, 2021 and 2020, no single issuer represented more than 10% of the Company’s marketable securities.
The Company’s customers are primarily in the receivables management, tele-sales and customer care industries. During years ended December 31, 2021, 2020 and 2019, substantially all the Company’s revenue was generated in the United States. For the years ended December 31, 2021, 2020 and 2019, the Company did not have any customers that individually represented 10% or more of the Company’s total revenue or whose accounts receivable balance at December 31, 2021 and 2020 individually represented 10% or more of the Company’s total accounts receivable.
Concentration of Supplier Risk
The Company relies on third parties for telecommunication, bandwidth, and co-location
services that are included in cost of revenue.
As of December 31, 2021, one vendor accounted for approximately 43% of the Company’s total accounts payable. No other single vendor exceeded 10% of the Company’s accounts payable at December 31, 2021. At December 31, 2020, two vendors accounted for approximately 55% of the Company’s accounts payable. No other single vendor exceeded 10% of the Company’s accounts payable at December 31, 2020. The Company believes there could be a material impact on future operating results should a relationship with an existing supplier cease.

r)	Revenue Recognition
The Company recognizes revenue in accordance with U.S. GAAP, pursuant to ASC 606,
Revenue from Contracts with Customers
.
The Company derives substantially all of its revenue by providing cloud-based contact center voice products under a usage-based model, with prices calculated on a per-call,
per-seat,
or, more typically, a
per-minute
basis and contracted minimum usage in accordance with the terms of the underlying agreements. Other immaterial ancillary revenue is derived from call recording, local caller identification packages, performance/speech analytics, text messaging services and professional services billed monthly on primarily usage-based fees and, to a lesser extent, fixed fees. Revenue is recognized when control of these services is transferred to the Company’s customers, in an amount that reflects the consideration it expects to be entitled to in exchange for those services excluding amounts collected on behalf of third parties such as sales taxes, which are collected on behalf of and remitted to governmental authorities based on local tax law.
The Company determines revenue recognition through the following steps:

a.	Identification of the contract, or contracts, with a customer;

b.	Identification of the performance obligations in the contract;

c.	Determination of the transaction price;

d.	Allocation of the transaction price to the performance obligations in the contract; and

e.	Recognition of revenue when, or as, the performance obligations are satisfied.
The Company enters into contracts that can include various combinations of services, each of which are distinct and accounted for as separate performance obligations. The Company’s cloud-based contact center solutions typically include a promise to provide continuous access to its hosted technology platform solutions through one of its data centers. Arrangements with customers do not provide the customer with the right to take possession of the Company’s software platform at any time. LiveVox’s performance obligations are satisfied over time as the customer simultaneously receives and consumes the benefits and the Company performs its services. The Company’s contracts typically range from one to three year agreements with payment terms of net
10-60
days. As the services provided by the Company are generally billed monthly there is not a significant financing component in the Company’s arrangements.
The Company’s arrangements typically include monthly minimum usage commitments and specify the rate at which the customer must pay for actual usage above the monthly minimum. Additional usage in excess of contractual minimum commitments is deemed to be specific to the month that the usage occurs, since the minimum usage commitments reset at the beginning of each month. The Company has determined these arrangements meet the variable consideration allocation exception and therefore, it recognizes contractual monthly commitments and any overages as revenue in the month they are earned.
The Company has service-level agreements with customers warranting defined levels of uptime reliability and performance. Customers may receive credits or refunds if the Company fails to meet such levels. If the services do not meet certain criteria, fees are subject to adjustment or refund representing a form of variable consideration. The Company records reductions to revenue for these estimated customer credits at the time the related revenue is recognized. These customer credits are estimated based on current and historical customer trends, and communications with its customers. Such customer credits have not been significant to date.
For contracts with multiple performance obligations, the Company allocates the contract price to each performance obligation based on its relative standalone selling price (“SSP”). The Company generally determines SSP based on the prices charged to customers. In instances where SSP is not directly observable, such as when the Company does not sell the service separately, the SSP is determined using information that generally includes market conditions or other observable inputs.
Professional services for configuration, system integration, optimization or education are billed on a fixed-price or time and material basis and are performed by the Company directly or, alternatively, customers may also choose to perform these services themselves or engage their own third-party service providers. Professional services revenue, which represents approximately 2% of revenue, is recognized over time as the services are rendered.
Deferred revenue represents billings or payments received in advance of revenue recognition and is recognized upon transfer of control. Balances consist primarily of annual or multi-year minimum usage agreements not yet provided as of the balance sheet date. Deferred revenue that will be recognized during the succeeding twelve-month period is recorded as deferred revenue, current in the consolidated balance sheets, with the remainder recorded as deferred revenue, net of current in the Company’s consolidated balance sheets.

s)	Costs to Obtain Customer Contracts (Deferred Sales Commissions)
Sales commissions are paid for initial contracts and expansions of existing customer contracts. Sales commissions and related expenses are considered incremental and recoverable costs of acquiring customer contracts. These costs are capitalized and amortized on a straight-line basis over the anticipated period of benefit, which the Company has estimated to be five years. The Company determined the period of benefit by taking into consideration the length of the Company’s customer contracts, the customer attrition rate, the life of the technology provided and other factors. Amortization expense is recorded in sales and marketing expense within the Company’s consolidated statements of operations and comprehensive loss. Amortization expense for the years ended December 31, 2021, 2020 and 2019 was approximately $2.1 million, $1.3 million and $0.9 million, respectively. No impairment loss was recognized during the years ended December 31, 2021, 2020 and 2019.

t)	Advertising
The Company expenses
non-direct
response advertising costs as they are incurred. There were no advertising costs capitalized during the years ended December 31, 2021, 2020 and 2019. For the years ended December 31, 2021, 2020 and 2019, advertising expense was approximately $1.2 million, $0.6 million and $0.4 million, respectively. Advertising expense is included under sales and marketing expenses in the accompanying consolidated statements of operations and comprehensive loss.

u)	Research and Development Costs
Research and development costs not related to the development of internal use software are charged to operations as incurred. Research and development expenses primarily include payroll and employee benefits, consulting services, travel, and software and support costs.

v)	Software Development Costs
The Company capitalizes costs of materials, consultants, payroll, and payroll-related costs of employees incurred in developing internal-use
software after certain capitalization criteria are met and includes these costs in the computer software. Refer to Note 7 for additional information. Software development costs are expensed as incurred until preliminary development efforts are successfully completed, management has authorized and committed project funding, it is probable that the project will be completed, and the software will be used as intended. To date, all software development costs have been charged to research and development expense in the accompanying consolidated statements of operations and comprehensive loss. There were no capitalized software development costs related to internal-use
software during the years ended December 31, 2021, 2020 and 2019.

w)	Income Taxes
Deferred Taxes
The Company accounts for income taxes using the asset and liability approach. Deferred tax assets and liabilities are recognized for the future tax consequences arising from the temporary differences between the tax basis of an asset or liability and its reported amount in the consolidated financial statements, as well as from net operating loss and tax credit carryforwards. Deferred tax amounts are determined by using the tax rates expected to be in effect when the taxes will be paid or refunds received, as provided for under currently enacted tax law. A valuation allowance is provided for deferred tax assets that, based on available evidence, are not expected to be realized.
Enactment of the Tax Cuts and Jobs Act in 2017 subjects a U.S. shareholder to current tax on global intangible low-taxed
income (“GILTI”) earned by certain foreign subsidiaries. Under U.S. GAAP, an entity can make an accounting policy election to either recognize deferred taxes for temporary differences expected to reverse as GILTI in future years or provide for the tax expense related to GILTI resulting from those items in the year of the GILTI inclusion (i.e., as a period expense). The Company has elected to recognize the tax on GILTI as a period expense in the period of inclusion. As such, no deferred taxes are recorded on the Company’s temporary differences that might reverse as GILTI in future years.
Uncertain Tax Positions
The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained in a court of last resort. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company does not believe its consolidated financial statements include any uncertain tax positions. It is the Company’s policy to recognize interest and penalties accrued on any unrecognized tax benefit as a component of income tax expense.

x)	Employee and Non-Employee Incentive Plans
Value Creation Incentive Plan and Option-Based Incentive Plan
During 2014, the Company established two bonus incentive plans, the Value Creation Incentive Plan (“VCIP”) and the Option-Based Incentive Plan (“OBIP”), pursuant to which eligible participants receive a predetermined award based on the Company’s equity value at the time of a liquidity event, which includes a transaction where the Company merges with a special purpose acquisition company

(“SPAC”). The VCIP was structured as a percentage of shareholder returns following a liquidity event for which 15% was allocated for distribution and the Company had granted 9.3% as of December 31, 2021, of which 9.3% fully vested following the Merger. As of December 31, 2020, the Company had granted 9.3%, of which 5.7% had met the time-based vesting condition. The OBIP had 2.0 million potential award units and the Company had granted 1.8 million award units as of December 31, 2021, of which 1.8 million fully vested following the Merger. As of December 31, 2020, the Company had granted 1.8 million award units of which 1.5 million had met the time-based vesting condition. Awards under the VCIP and OBIP generally time vest over five years and performance vest upon certain liquidity event conditions, subject to continued service through the vesting dates. The Company also has an option to repurchase both awards at an amount deemed to be fair value for which the time-based vesting period has been completed, contingent on the employee’s termination of service. Because vesting and payment under the VCIP and OBIP was contingent upon a liquidity event, the Company did not record compensation expense until a liquidity event occurred or unless and until they are repurchased, in which case the Company will record compensation expense equal to the vested or repurchase amount.
During 2019, the LiveVox board of directors approved a
one-time
management liquidity program, in which certain executives with time-based vested VCIP awards were liquidated and paid out in cash. The Company has recorded this event as compensation expense within the Company’s consolidated financial statements within cost of revenue and operating expenses for the year ended December 31, 2019 in the amount of $8.7 million, of which $4.3 million is recorded in accrued bonuses and was paid out in fiscal 2020.
During 2020 and 2019, the Company repurchased in cash a portion of time-based vested OBIPs and VCIPs from terminated employees at an amount deemed to be fair value. These transactions were $0.8 million and $0.1 million for the years ended December 31, 2020 and 2019, respectively, and were recorded as compensation expense within the Company’s consolidated financial statements within cost of revenue and operating expenses.
As of December 31, 2020, the total value of the incentive plans was $21.2 million, of which $13.7 million had met the time-based vesting condition. The liability accrued for the two plans was $0.3 million as of December 31, 2020 for the awards deemed probable of repurchase.
As discussed in Note 1, on June 18, 2021, the Company consummated the previously announced Merger between Old LiveVox and Crescent, as a result of which all outstanding VCIP and OBIP awards became fully vested. As of December 31, 2021, the total value of the incentive plans was $68.7 million, of which $68.7 million were fully vested and paid to the plan participants in a combination of cash and equity. For the year ended December 31, 2021, the Company recorded compensation expense in the amount of $68.4 million for this event within cost of revenue and operating expenses in the consolidated statements of operations and comprehensive loss.
Management Incentive Units
During 2019, LiveVox TopCo established a Management Incentive Unit program whereby the LiveVox TopCo board of directors has the power and discretion to approve the issuance of Class B Units that represent management incentive units (“Management Incentive Units”, “MIUs” or “Units”) to any manager, director, employee, officer or consultant of the Company or its subsidiaries. Vesting begins on the date of issuance, and the MIUs vest ratably over five years with 20% of the MIUs vesting on each anniversary of a specified vesting commencement date, subject to the grantee’s continued employment with the Company on the applicable vesting date. Vesting of the MIUs will accelerate upon consummation of a “sale of the company”, which is defined by the LiveVox TopCo limited liability company agreement as (i) the sale or transfer of all or substantially all of the assets of LiveVox TopCo on a consolidated basis or (ii) any direct or indirect sale or transfer of a majority of interests in LiveVox TopCo and its subsidiaries on a consolidated basis, as a result of any party other than certain affiliates of Golden Gate Capital obtaining voting power to elect the majority of LiveVox TopCo’s governing body. Since the Merger does not meet the limited liability company agreement’s definition of a sale, it did not cause acceleration in vesting of the unvested Units and the Units will continue to vest based on the service condition.
If a MIU holder terminates employment, any vested MIUs as of the termination date will be subject to a repurchase option held by LiveVox TopCo or funds affiliated with Golden Gate Capital. The option to repurchase can be exercised for one year beginning on the later of (a) the MIU holder’s termination date and (b) the 181 st
day following the initial acquisition of the MIUs by the MIU holder. The repurchased MIUs will be valued at fair market value as of the date that is 30 days prior to the date of the repurchase. However, if the fair market value is less than or equal to the participation threshold of the vested MIUs, the MIUs may be repurchased for no consideration.
On December 19, 2019, 3,518,096 Class B Units were issued to 12 recipients. The Company records stock-based compensation expense for the issued and outstanding Units based on the service condition reduced for actual forfeited Units. The Company elects to recognize stock-based compensation expense on a straight-line basis over the requisite service period of five years. Stock-based compensation for MIUs is measured based on the grant date fair value of the award estimated by using a Monte Carlo simulation. Monte Carlo simulation is a widely accepted approach for financial instruments with path dependencies. See Note 17 for further detail about stock-based compensation expenses related to MIUs.
2021 Equity Incentive Plan
On June 16, 2021, the stockholders of the Company approved the 2021 Equity Incentive Plan (the “2021 Plan”), which became effective upon the closing of the Merger on June 18, 2021. The initial number of shares reserved for issuance under the 2021 Plan is 9,770,000. The number of shares of Company common stock reserved for issuance under the 2021 Plan will automatically increase on January 1 of each year during the term of the 2021 Plan, beginning on January 1, 2022, by 5% of the total number of shares of Company common stock outstanding on December 31 of the preceding calendar year, or a lesser number of shares as may be determined by the board of directors. The Company grants Restricted Stock Units (“RSUs”) and Performance-based Restricted Stock Units (“PSUs”) awards to employees, executive officers, directors, and consultants of the Company.
On November 11, 2021, the Company entered into letter agreements (the “Acceleration Letters”) with each of Louis Summe, Chief Executive Officer and Director, Gregory Clevenger, Chief Financial Officer and Executive Vice President, and Alexis Waadt, Vice President of Investor Relations, which amend the RSU Award Agreements entered into on August 18, 2021 to include a double trigger provision relating to the accelerated vesting of unvested RSUs in the event of a change in control and in the event the applicable executive’s employment is terminated within six months after the change in control by the Company without Cause or by such executive for Good Reason (each as defined in the Acceleration Letters). The addition of a double trigger accelerated vesting provision would not change the fair value of the applicable executives’ RSU awards on the modification date or result in incremental compensation cost to recognize.
Awards settled in shares of Class A common stock are classified as equity, and awards settled in cash are classified as liabilities. The liability versus equity treatment will be reassessed on a quarterly basis for any changes that have occurred during the period that may result in a reclassification. Equity-classified awards are generally recognized as stock-based compensation expense over an employee’s requisite service period or a nonemployee’s vesting period on the basis of the grant date fair value. Liability-classified awards are initially based on the grant date fair value and subsequently remeasured at each reporting date to the then-current fair value. Ultimately, the total stock-based compensation expense recognized at the end of the vesting period equals the amount of cash paid to settle an award.
RSUs are subject only to service conditions and typically vest over an employee’s requisite service period ranging from three to six years based on the employee’s role in the Company or a nonemployee’s vesting period of four years. The Company elects to recognize stock-based compensation expense of RSUs subject to graded service vesting on a straight-line basis over the vesting period for the entire award. The choice of straight-line method is applied to both equity-classified and liability-classified RSUs subject to graded service vesting. The Company recognizes stock-based compensation expense of RSUs subject to cliff service vesting on a straight-line basis over the entire vesting period. If the stock-based compensation expense calculated by an application of the straight-line method as of any date is less than the portion of the grant date fair value that is vested at that date, it is adjusted for the difference between two amounts. Stock-based compensation expense of RSUs issued to nonemployees is recognized as the goods are received or services are performed. The fair value of the RSUs is estimated by using the closing price of the Company’s Class A common stock on Nasdaq on the measurement date.
PSUs are granted to certain key employees and vest either based on the achievement of predetermined market conditions (e.g., upon the Company’s volume-weighted average share price during the specified period achieving a specified level), or based on both service and market conditions. The Company records stock-based compensation expense for the issued and outstanding PSUs over an employee’s requisite service period, which is the longer of the time-vesting period of four to six years or the derived service period inferred from the valuation model. The Company recognizes stock-based compensation expense of PSUs subject to graded market vesting from the service inception date to the vesting date for each tranche separately, as if the award was in substance multiple awards (i.e., the accelerated attribution method). stock-based compensation expense of equity-classified PSUs is recognized regardless of whether the market condition is satisfied. stock-based compensation expense of liability-classified PSUs until settlement is based on the change in fair value pro-rated
for the portion of the requisite service period rendered. The total stock-based compensation expense recognized at the end of the requisite service period equals the amount of cash paid to settle an award if the market condition is met. However, if the market condition is not satisfied, the fair value on the settlement date will be zero; therefore, on a cumulative basis, the award has not been earned and no stock-based compensation expense would be recognized. The fair value of the PSUs at each measurement date is estimated by using a Monte Carlo simulation.
Except for the double trigger accelerated vesting provision included in the Acceleration Letters, if a grantee incurs a termination of continuous service for any reason, any unvested awards will be forfeited without consideration by the grantee. The Company elects to account for forfeitures as they occur, rather than making estimates of future forfeitures. Outstanding RSU and PSU awards have dividend equivalent rights that entitle holders of such outstanding awards to the same dividend value per share as holders of Class A common stock. Dividend equivalent rights are subject to the same vesting and other terms and conditions as the corresponding unvested awards. Dividend equivalent rights are accumulated and paid in additional shares when the underlying shares vest.
See Note 17 for further detail about stock-based compensation expenses related to RSUs and PSUs under the 2021 Plan.

y)	Acquisitions
The Company evaluates acquisitions of assets and other similar transactions to assess whether or not the transaction should be accounted for as a business combination or asset acquisition by first applying a screen test to determine if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets. If the screen is met, the transaction is accounted for as an asset acquisition. If the screen is not met, further determination is required as to whether or not the Company has acquired inputs and processes that have the ability to create outputs which would meet the definition of a business. Significant judgment is required in the application of the screen test to determine whether an acquisition is a business combination or an acquisition of assets.

z)	Public and Forward Purchase Warrants
Prior to the Merger, Crescent issued 7,000,000 private placement warrants (“Private Warrants”) and 12,499,995 public warrants (“Public Warrants”) at the close of Crescent’s initial public offering (“IPO”) on March 7, 2019. As an incentive for LiveVox to enter into the Merger Agreement, pursuant to the Sponsor Support Agreement dated January 13, 2021, Crescent’s sponsor agreed to the cancellation of all of the Private Warrants prior to the Closing Date. In addition, 833,333 Forward Purchase Warrants (“Forward Purchase Warrants”) were issued pursuant to the Forward Purchase Agreement dated January 13, 2021 between Crescent and Old LiveVox. The 12,499,995 Public Warrants and the 833,333 Forward Purchase Warrants (collectively, the “Warrants”) remain outstanding after the Merger. Each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at a price of $11.50 per share, subject to adjustments. The Warrants are exercisable at any time prior to June 18, 2026.
The Forward Purchase Warrants and the shares of Class A common stock issuable upon the exercise of the Forward Purchase Warrants are transferable, assignable or salable after June 18, 2021, subject to certain limited exceptions. Additionally, the Forward Purchase Warrants are exercisable for cash or on a cashless basis, at the holder’s option, and are non-redeemable
so long as they are held by the initial purchasers or their permitted transferees. If the Forward Purchase Warrants are held by someone other than the initial purchasers or their permitted transferees, the Forward Purchase Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrant. See Note 14 for further information on stock warrants.
Upon consummation of the Merger, the Company concluded that (a) the Public Warrants meet the derivative scope exception for contracts in the Company’s own stock and are recorded in stockholders’ equity and (b) the Forward Purchase Warrants do not meet the derivative scope exception and are accounted for as derivative liabilities. Specifically, the Forward Purchase Warrants contain provisions that cause the settlement amounts to be dependent upon the characteristics of the holder of the warrant which is not an input into the pricing of a fixed-for-fixed
option on equity shares. Therefore, the Forward Purchase Warrants are not considered indexed to the Company’s stock and should be classified as a liability. Since the Forward Purchase Warrants meet the definition of a derivative, the Company recorded the Forward Purchase Warrants as liabilities on the consolidated balance sheets at fair value upon the Merger, with subsequent changes in the fair value recognized in the consolidated statements of operations and comprehensive loss at each reporting date. The fair value of the Forward Purchase Warrants was measured using the Black-Scholes option-pricing model at each measurement date.
On June 18, 2021, the Company recorded a liability related to the Forward Purchase Warrants of $2.0 million, with an offsetting entry to additional paid-in
capital. On December 31, 2021, the fair

value of the Forward Purchase Warrants decreased to $0.8 million, which amount is included in warrant liability within the consolidated balance sheets, with the gain on fair value change recorded in change in the fair value of warrant liability within the consolidated statements of operations and comprehensive loss. See Note 21 for further information on fair value.

aa)	Recently Adopted Accounting Pronouncements
As an EGC, the JOBS Act allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act until such time the Company is no longer considered to be an EGC. The adoption dates discussed below reflect this election.
ASU
2018-15—Intangibles—Goodwill
and Other—Internal Use Software (Subtopic
350-40)
In August 2018, the FASB issued ASU
No. 2018-15,
Intangibles—Goodwill and
Other—Internal-Use
Software (Subtopic
350-40):
Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract
(“ASU
2018-15”),
which clarifies the accounting for implementation costs in cloud computing arrangements. The guidance is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. For all other entities, the guidance is effective for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. The Company adopted ASU
2018-15
on January 1, 2021 and it did not have a material impact on the Company’s consolidated financial position, operating results or cash flows.
SEC Final Rule Release
33-10786,
Amendments to Financial Disclosures about Acquired and Disposed Businesses (Release No.
 33-10786)
In May 2020, the SEC issued Final Rule Release
33-10786,
Amendments to Financial Disclosures about Acquired and Disposed Businesses (“Release No.
 33-10786”)
, which amends the disclosure requirements applicable to acquisitions and dispositions of businesses to improve the financial information provided to investors, facilitate more timely access to capital, and reduce the complexity and costs to prepare disclosure. Release
No. 33-10786,
among other things, (i) amends the tests used to determine significance and expands the use of proforma financial information; (ii) revises the proforma information requirements; (iii) reduces the maximum number of years for which financial statements under Regulation
S-X
are required to two years; (iv) permits abbreviated financial statements for certain acquisitions; (v) modifies the disclosure requirements relating to the aggregate effect of acquisitions for which financial statements are not required; and (vi) conforms the significance threshold and tests on both disposed and acquired businesses. Release
No. 33-10786
became effective on January 1, 2021. The Company adopted all provisions of Release
No. 33-10786
on January 1, 2021 and it did not have a material impact on the Company’s consolidated financial position, operating results or cash flows.
SEC Final Rule Release
33-10825,
Modernization of Regulation
S-K
Items 101, 103, and 105 (SEC Rule
33-10825)
In August 2020, the SEC issued Final Rule Release
33-10825,
Modernization of Regulation
S-K
Items 101, 103, and 105 (SEC Rule
33-10825)
, which modernize the description of business, legal

proceedings, and risk factor disclosures that registrants are required to make pursuant to
Regulation S-K.
Key changes include: (i) requiring a principles-based description of the company’s human capital resources, including any human capital measures/objectives that the company focuses on in managing its business (e.g., those that address the development, attraction, and retention of personnel) when material to understanding the business; (ii) eliminating the requirement to disclose business developments over the last five years and focusing on developments that are critical to understanding the company’s business, and, after an initial registration statement, permitting companies to provide only an update of material business developments, so long as the full discussion of business developments from a single previously-filed registration statement or report is incorporated by reference; (iii) increasing the quantitative threshold for disclosing certain governmental environmental proceedings and allowing legal proceedings disclosures to be hyperlinked or cross-referenced to other sections in the document; and (iv) shifting the focus to “material” risk factors categorized by relevant heading and requiring a risk factor summary when the risk factor section is longer than 15 pages. SEC Rule
33-10825
became effective for all registration statements, annual reports and quarterly reports filed on or after November 9, 2020. The Company adopted all provisions of Release
No. 33-10825
in this Annual Report.
SEC Final Rule Release
33-10890,
Management’s Discussion and Analysis, Selected Financial Data, and Supplementary Financial Information (Release No.
 33-10890)
In November 2020, the SEC issued Final Rule Release
33-10890,
Management’s Discussion and Analysis, Selected Financial Data, and Supplementary Financial Information (“Release No.
 33-10890”)
, which amends certain sections of Regulation
S-K
to modernize, simplify, and enhance Management’s Discussion and Analysis (“MD&A”), eliminate the requirement to provide certain selected financial data and streamline supplementary financial information. Key changes include: (i) elimination of five years of Selected Financial Data; (ii) replacement of the current requirement for two years of quarterly tabular disclosure only when there are material retrospective changes; (iii) clarification of the objective of MD&A; (iv) enhancement and clarification of the disclosure requirements for liquidity and capital resources; (v) elimination of tabular disclosure of contractual obligations; (vi) integration of disclosure of off-balance
sheet arrangements within the context of the MD&A; (vii) codification of prior SEC guidance on critical accounting estimates; and (viii) flexibility in comparison of the most recently completed quarter to either the corresponding quarter of the prior year or to the immediately preceding quarter. Release
No. 33-10890
became effective on February 10, 2021. Registrants are required to comply with the new rules beginning with the first fiscal year ending on or after August 9, 2021. Registrants may early adopt the amended rules at any time after the effective date (on an item-by-item
basis), as long as they provide disclosure responsive to an amended item in its entirety. The Company adopted all provisions of Release
No. 33-10890
in this Annual Report.

ab)	Recently Issued Accounting Pronouncements
ASU No.
 2016-13,
Financial Instruments—Credit Losses (Topic 326)
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments—Credit Losses: Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”),
which changes the impairment model for most financial assets. The new model uses a forward-looking expected loss method, which will generally result in earlier recognition of allowances for losses. In November 2018, the FASB issued ASU
No. 2018-19,
Codification Improvements to Topic 326, Financial Instruments—
Credit Losses
, which clarifies that receivables arising from operating leases are not within the scope of

Topic 326,
Financial Instruments—Credit Losses
. Instead, impairment of receivables arising from operating leases should be accounted for in accordance with Topic 842,
Leases
. In April 2019, the FASB issued ASU No. 2019- 04,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments
, which clarifies treatment of certain credit losses. In May 2019, the FASB issued ASU
No. 2019-05,
Financial Instruments—Credit Losses (Topic 326): Targeted Transition Relief
, which permits an entity, upon adoption of ASU
2016-13,
to irrevocably elect the fair value option (on an
instrument-by-instrument
basis) for eligible financial assets measured at amortized cost basis. In November 2019, FASB issued ASU
No. 2019-10,
Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842)
, which changes the effective dates for Topic 326 to give implementation relief to certain types of entities. In November 2019, the FASB issued ASU No. 2019- 11,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses
, which includes various narrow-scope improvements and clarifications. In March 2020, the FASB issued ASU No. 2020- 03,
Codification Improvements to Financial Instruments
, which clarifies and improves certain financial instruments guidance. The guidance is effective for public business entities for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. For all other entities, for annual reporting periods beginning after December 15, 2022 and interim periods within those fiscal years. The guidance is to be adopted on a modified retrospective basis. The Company is currently evaluating the impact this pronouncement will have on its consolidated financial statements and plans to adopt this standard effective January 1, 2023.
ASU No.
 2019-12,
Income Taxes (Topic 740)
In December 2019, the FASB issued ASU
No. 2019-12,
Income Taxes (Topic 740)
, which enhances and simplifies various aspects of the income tax accounting guidance, including requirements such as tax basis step-up
in goodwill obtained in a transaction that is not a business combination, ownership changes in investments and interim-period accounting for enacted changes in tax law. The guidance is effective for public business entities for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. For all other entities, the guidance is effective for annual reporting periods beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. The guidance has various elements and different transition methods (retrospective, modified-retrospective, or prospective) which are applied based on the nature of the elements. The Company is currently evaluating the impact this pronouncement will have on its consolidated financial statements and will adopt this standard on December 31, 2022.
ASU No.
 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40)
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, which simplifies the accounting for convertible instruments and contracts on an entity’s own equity, including removing certain conditions for equity classification, and amending certain guidance on the computation of EPS for contracts on an entity’s own equity. The guidance is effective for public business entities for fiscal years beginning after December 15, 2021, and interim periods within those fiscal years. For all other entities, the guidance is effective for annual reporting periods beginning after December 15, 2023, and interim periods within fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Entities can elect to adopt the guidance through either a modified retrospective method of transition or a fully retrospective method of transition. The Company is currently evaluating the impact this pronouncement will have on its consolidated financial statements and plans to adopt this standard effective January 1, 2024.